Statements of Changes In Net Assets (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Increase (decrease) in net assets from operations
Net investment loss	$ (2,712,753)	$ (1,876,971)
Net realized gain on futures and forward contracts	5,588,766	7,170,567
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(4,490,529)	3,571,053
Net increase (decrease) in net assets from operations	(1,614,516)	8,864,649
Capital share transactions
Issuance of Units	10,736,259	11,079,475
Redemption of Units	(10,437,522)	(5,422,831)
Net increase (decrease) in net assets from capital share transactions	298,737	5,656,644
Net increase (decrease) in net assets	(1,315,779)	14,521,293
Assets, Net	25,359,446	26,675,225
SERIES A
Increase (decrease) in net assets from operations
Net investment loss	(1,374,933)	(906,606)
Net realized gain on futures and forward contracts	2,767,330	3,373,625
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(2,413,790)	1,491,307
Net increase (decrease) in net assets from operations	(1,021,393)	3,958,326
Capital share transactions
Issuance of Units	8,156,974	7,649,260
Redemption of Units	(5,033,119)	(1,325,250)
Net increase (decrease) in net assets from capital share transactions	3,123,855	6,324,010
Net increase (decrease) in net assets	2,102,462	10,282,336
Assets, Net	15,819,153	13,716,691
SERIES B
Increase (decrease) in net assets from operations
Net investment loss	(1,337,820)	(970,365)
Net realized gain on futures and forward contracts	2,821,436	3,796,942
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(2,076,739)	2,079,746
Net increase (decrease) in net assets from operations	(593,123)	4,906,323
Capital share transactions
Issuance of Units	2,579,285	3,430,215
Redemption of Units	(5,404,403)	(4,097,581)
Net increase (decrease) in net assets from capital share transactions	(2,825,118)	(667,366)
Net increase (decrease) in net assets	(3,418,241)	4,238,957
Assets, Net	9,540,293	12,958,534
Series A-1
Capital share transactions
Assets, Net	12,507,057	10,835,030
Series Units, beginning of period	6,916.044	2,388.395
Issuance of Units	3,951.118	5,507.940
Redemption of Series Units	(2,507.652)	(980.291)
Series Units, end of period	8,359.51	6,916.044
Series A-2
Capital share transactions
Assets, Net	3,312,096	2,881,661
Series Units, beginning of period	1,724.508	818.846
Issuance of Units	877.402	978.117
Redemption of Series Units	(564.489)	(72.455)
Series Units, end of period	2,037.421	1,724.508
Series B-1
Capital share transactions
Assets, Net	5,617,352	7,815,597
Series Units, beginning of period	5,784.122	7,174.897
Issuance of Units	1,527.856	2,402.118
Redemption of Series Units	(2,787.713)	(3,792.893)
Series Units, end of period	4,524.265	5,784.122
Series B-2
Capital share transactions
Assets, Net	$ 3,922,941	$ 5,142,937
Series Units, beginning of period	3,700.480	2,763.500
Issuance of Units	314.675	1,294.860
Redemption of Series Units	(999.598)	(357.880)
Series Units, end of period	3,015.557	3,700.480